DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

CalPetro Tankers (Bahamas III) Limited (the "Company") was incorporated in The Bahamas on May 13, 1994 with two other entities: CalPetro Tankers (Bahamas I) Limited and CalPetro Tankers (Bahamas II) Limited. In addition CalPetro Tankers (IOM) Limited, was incorporated in the Isle of Man. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron. On April 21, 2005, pursuant to the bareboat charter dated April 5, 1995 between the Company and Chevron, the Company received irrevocable notice from Chevron regarding the termination of the bareboat charter of its Vessel Front Voyager, on April 1, 2006. Under the terms of the bareboat charter between Chevron and the Company, Chevron paid a termination fee of $5,050,000. As manager to the Company, Frontline Ltd ("Frontline") was obligated to find an acceptable replacement charter as defined by the indenture governing the issue of the Notes that were issued on behalf of the Company and three affiliated companies. Pursuant to a bareboat charter agreement between the Company and Front Voyager Inc, a wholly owned subsidiary of Frontline, Front Voyager Inc (the "Charterer") agreed to charter the Front Voyager as of April 1, 2006 for an initial two-year period (the "Initial Period") with a further seven annual optional periods. The charterhire payable for the Initial Period was $5,050,000. This was prepaid in full on March 31, 2006. On March 25, 2009, the Charterer exercised its option to extend the charter for the second one year optional period beginning April 1, 2009 at a cost of $1.8 million.  On January 5, 2010, the Charterer gave notice that it would terminate the charter and paid a termination fee of $4.9 million on April 1, 2010, of which $2.6 million was recognized in the income statement in 2010 in accordance with the bareboat charter. A Memorandum of Agreement, dated March 15, 2010, was signed regarding the sale of our vessel for net sale proceeds of $8.3 million and delivery to the buyer occurred on April 8, 2010.

The Company along with CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, and CalPetro Tankers (IOM) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of The Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC is wholly-owned by Independent Tankers Corporation Limited ("ITCL"). ITCL was established in February 2008 and it is 82.47% owned by Frontline, a Bermuda company whose shares are listed on the New York Stock Exchange, London Stock Exchange and Oslo Stock Exchange.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes") (together the "Notes"). The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $27,640,000 of the Serial Loans and $12,744,000 of the Term Loans and acquired its Vessel, the Front Voyager. The Serial Notes and the Term Notes were fully repaid April 1, 2006 and April 13, 2010, respectively. The Company engaged in no business other than the ownership and chartering of our Vessel and activities resulting from or incidental to such ownership and chartering.